Quarterly Holdings Report
for

Fidelity® Europe Fund

January 31, 2020

EUR-QTLY-0320
1.813067.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Austria - 1.3%
Mayr-Melnhof Karton AG	85,100	$11,703,139
Bailiwick of Jersey - 1.2%
Glencore Xstrata PLC	3,848,700	11,255,895
Belgium - 1.2%
KBC Groep NV	150,400	11,052,242
Bermuda - 1.3%
Vostok New Ventures Ltd. (depositary receipt)	1,745,431	12,238,269
Denmark - 7.3%
A.P. Moller - Maersk A/S Series B	10,312	12,330,718
DSV A/S	115,100	12,531,703
GN Store Nord A/S	109,900	5,462,460
ORSTED A/S (a)	137,500	15,019,516
Scandinavian Tobacco Group A/S (a)	721,700	9,463,215
Vestas Wind Systems A/S	115,800	11,495,178

TOTAL DENMARK		66,302,790

Finland - 2.7%
Nokian Tyres PLC	506,000	13,642,269
UPM-Kymmene Corp.	350,000	11,074,419

TOTAL FINLAND		24,716,688

France - 7.0%
Altarea SCA	19,896	4,567,591
Natixis SA	2,007,800	8,512,868
Sanofi SA	267,500	25,797,279
Total SA	522,707	25,450,986

TOTAL FRANCE		64,328,724

Germany - 10.0%
Bertrandt AG	167,700	9,708,557
Delivery Hero AG (a)(b)	73,800	5,698,250
Deutsche Post AG	381,500	13,359,464
Instone Real Estate Group BV (a)(b)	420,264	10,883,290
JOST Werke AG (a)	234,900	8,857,539
LEG Immobilien AG	68,647	8,477,405
SAP SE	154,937	20,177,645
Scout24 AG (a)	182,200	12,558,583
WashTec AG	29,300	1,654,004

TOTAL GERMANY		91,374,737

Ireland - 0.2%
Irish Residential Properties REIT PLC	1,097,763	2,018,572
Italy - 2.5%
Prada SpA	2,537,100	9,727,829
Recordati SpA	312,300	13,379,744

TOTAL ITALY		23,107,573

Malta - 1.3%
Kambi Group PLC (b)	873,759	11,817,244
Netherlands - 7.3%
ASML Holding NV (Netherlands)	72,900	20,458,466
ASR Nederland NV	288,100	10,748,562
Heineken NV (Bearer)	137,000	14,938,726
Intertrust NV (a)	682,241	12,151,629
Prosus NV (b)	45,700	3,306,090
RHI Magnesita NV	114,200	4,816,587

TOTAL NETHERLANDS		66,420,060

Norway - 1.9%
Adevinta ASA Class B	974,722	11,890,020
Schibsted ASA (A Shares)	168,533	5,101,092

TOTAL NORWAY		16,991,112

South Africa - 1.7%
Naspers Ltd. Class N	94,900	15,392,450
Spain - 1.4%
Prosegur Cash SA (a)	7,417,400	12,668,452
Sweden - 12.0%
Arjo AB	2,411,884	11,564,737
Dustin Group AB (a)	1,076,954	8,334,258
Ericsson (B Shares)	1,887,100	14,837,188
HEXPOL AB (B Shares)	655,400	5,919,562
Indutrade AB	208,400	7,524,732
Investor AB (B Shares)	219,471	12,041,735
Securitas AB (B Shares)	699,200	11,021,575
Swedbank AB (A Shares)	1,393,200	21,454,663
Swedish Match Co. AB	306,600	17,370,040

TOTAL SWEDEN		110,068,490

Switzerland - 7.4%
Julius Baer Group Ltd.	249,220	12,452,941
Nestle SA (Reg. S)	131,950	14,553,122
Roche Holding AG (participation certificate)	121,140	40,638,670

TOTAL SWITZERLAND		67,644,733

United Kingdom - 29.3%
Aggreko PLC	1,107,578	11,276,312
AstraZeneca PLC (United Kingdom)	259,100	25,347,141
Avon Rubber PLC	80,799	2,662,042
BP PLC	5,278,429	31,776,714
Close Brothers Group PLC	599,031	11,200,849
Cranswick PLC	388,853	18,341,519
Diageo PLC	399,700	15,805,385
John Wood Group PLC	858,300	4,264,928
Keywords Studios PLC (c)	426,736	6,942,380
Lloyds Banking Group PLC	27,754,235	20,719,529
London Stock Exchange Group PLC	73,000	7,543,878
M&G PLC (b)	1,031,484	3,271,703
Prudential PLC	803,684	14,289,814
Rightmove PLC	967,000	8,399,603
Rotork PLC	488,800	1,964,136
Sabre Insurance Group PLC (a)	3,541,900	14,428,788
St. James's Place Capital PLC	944,900	14,274,151
Standard Life PLC	3,961,875	15,773,443
The Weir Group PLC	373,622	6,650,599
Unilever PLC	453,932	27,077,672
Volution Group PLC	1,994,243	6,372,823

TOTAL UNITED KINGDOM		268,383,409

United States of America - 1.1%
Autoliv, Inc. (depositary receipt)	126,400	9,742,368
TOTAL COMMON STOCKS
(Cost $864,755,763)		897,226,947

Nonconvertible Preferred Stocks - 1.1%
Italy - 1.1%
Buzzi Unicem SpA (Risparmio Shares)	689,200	9,692,050
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (b)	64,892,200	85,690
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $7,627,237)		9,777,740

Money Market Funds - 0.7%
Fidelity Cash Central Fund 1.58% (d)	6,356,161	6,357,432
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	417,558	417,600
TOTAL MONEY MARKET FUNDS
(Cost $6,775,032)		6,775,032
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $879,158,032)		913,779,719
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,204,625
NET ASSETS - 100%		$914,984,344

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,063,520 or 12.0% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,704
Fidelity Securities Lending Cash Central Fund	1,255
Total	$47,959

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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